STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net Income/(Loss)	$ (428,458)	$ 94,115
Adjustment to reconcile net loss from operations:
Accounts receivable, net	345,929	(23,372)
Prepaid insurance	(2,945)	(32,949)
Depreciation	42,927	52,273
Accounts payable	343,173	33,742
Accrued Interest	49,035
Accrued Payroll	79,402	75,693
Payroll liability - Pension	(162,614)	77,237
Net Cash (Used)/provided in Operating Activities	266,449	276,739
Cash Flows Used from Investing Activities
Purchase of fixed assets	(6,043)	(24,552)
Building improvements	(224,132)
Operating lease liability	(79,358)
Purchase of Shell Corporations - AGSS		(500,000)
Payment for Shareholder buyout	(686,990.00)
Loan principle payments	(180,298)	(227,097)
Owner distributions	(62,824)	(473,238)
Net Cash Used by Investing Activities	(1,239,644)	(1,224,887)
Cash Provided from Financing Activities
Secure Transportation vehicle loan		21,500
Operating lease asset	71,049
Net Cash Provided by Financing Activities	71,049	21,500
Net Increase (Decrease) in Cash	(902,147)	(926,648)
Cash at Beginning of Period	2,129,801	3,056,449
Cash at End of Period	1,227,654	2,129,801
Supplemental Cash Flow Information:
Income Taxes Paid	10,350	33,923
Interest Paid	105,826	$ 59,439
Supplemental disclosure of non-cash financing activities:
Operating leases - right of use asset	302,695
Operating leases - lease liability	$ 294,387